As filed with the Securities and Exchange Commission
                                on April 30, 1999
                       Registration No. 33-4038; 811-4614
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

                          Post-Effective Amendment No. 42                    |X|
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|

                                 Amendment No. 43                            |X|

                        (Check appropriate box or boxes)
                            ------------------------
                               NATIONS FUND, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
       Robert M. Kurucza, Esq.                       Carl Frischling, Esq.
       Marco E. Adelfio, Esq.                        Kramer, Levin, Naftalis
       Morrison & Foerster LLP                       & Frankel
       2000 Pennsylvania Ave., N.W., Suite 5500      919 Third Avenue
       Washington, D.C.  20006                       New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

|_| Immediately upon filing pursuant to Rule 485(b); or   |_| on (date) pursuant
                                                              to Rule 485(b), or
|X|  60 days after filing pursuant to Rule 485(a), or     |_| on (date) pursuant
                                                              to Rule 485(a)
|_|  75 days after filing pursuant to paragraph (a)(2)    |_| on (date) pursuant
                                                              to paragraph
                                                              (a)(2) of
                                                              Rule 485
If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

        The Registrant is filing this Post-Effective Amendment No. 42 to the Registration Statement of Nations Fund, Inc. (the "Company") for the purpose of filing the prospectus for the Nations Money Market Funds prepared under new Form N-1A. The Statement of Additional Information is incorporated by reference from Post-Effective Amendment No. 41 as filed on April 16, 1999.

                               NATIONS FUND, INC.
                              CROSS REFERENCE SHEET

Part A
Item No.                                                  Prospectus
--------                                                  ----------
 1.   Front and Back Cover Pages .....................    Front and Back Cover Pages

 2.   Risk/Return Summary: Investments, Risks
      and Performance..................................   About this Prospectus

 3.   Risk/Return Summary: Fee Tables...................  About the Funds; Financial Highlights

 4.   Investment Objectives, Principal
      Investment Strategies, and Related Risks.........   About the Funds; Other Important
                                                          Information

 5.   Management's Discussion of Fund
      Performance......................................   About the Funds

 6.   Management, Organization, and
      Capital Structure................................   What's Inside; About the Funds;
                                                          How the Funds Are Managed;
                                                          About your Investment

 7.   Shareholder Information..........................   About the Funds; About your
                                                          Investment

 8.   Distribution Arrangements........................   Information for Investors

 9.   Financial Highlights Information.................   Financial Highlights; About the Funds



Part B
Item No.
--------

10.  Cover Page and Table of Contents.................    Cover Page and Table of Contents

11.  Fund History.....................................    Introduction


12.  Description of the Fund and Its
     Investments and Risks............................    Additional Information on Portfolio
                                                          Investments


13.  Management of the Funds..........................    Trustees And Officers; Investment
                                                          Advisory, Administration, Custody Transfer
                                                          Agency, Shareholder Servicing and Distribution
                                                          Agreements
14.  Control Persons and Principal
     Holders of Securities............................    Not Applicable

15.  Investment Advisory and Other Services...........    Investment Advisory,
                                                          Administration, Custody, Transfer Agency,
                                                          Shareholder Servicing And Distribution Agreements

16.  Brokerage Allocation and Other Practices.........    Portfolio Transactions and
                                                          Brokerage--General Brokerage Policy

17.  Capital Stock and Other
     Securities.......................................    Description Of Shares;
                                                          Investment Advisory, Administration, Custody,
                                                          Transfer Custody, Transfer Agency, Shareholder
                                                          Servicing And Distribution Agreements

18.  Purchase, Redemption and Pricing
     of Shares........................................    Net Asset Value -- Purchases
                                                          And Redemptions; Distributor

19.  Taxation of the Fund.............................    Additional Information Concerning
                                                          Taxes

20.  Underwriters.....................................    Investment Advisory,
                                                          Administration Custody, Transfer Agency
                                                          Shareholder Servicing And Distribution
                                                          Agreements; Distributor

21.  Calculation of Performance Data..................    Additional Information on
                                                          Performance

22.  Financial Statements.............................    Independent Accountant and
                                                          Reports

Part C
Item No.                                                 Other Information
--------                                                 -----------------

                                                         Information required to be
                                                         included in Part C is set
                                                         forth under the
                                                         appropriate Item, so
                                                         numbered, in Part C of
                                                         this Document

[GRAPHIC APPEARS HERE]



MONEY MARKET FUNDS
PROSPECTUS

                                                                 AUGUST 1, 1999

Money Market Funds
NATIONS PRIME FUND
NATIONS TREASURY FUND
NATIONS GOVERNMENT MONEY MARKET FUND
NATIONS TAX EXEMPT FUND
      o DAILY SHARES

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GRAPHIC APPEARS HERE]
NOT FDIC INSURED
May Lose Value
No Bank Guarantee

[NATIONS FUND LOGO APPEARS HERE]

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]




                TERMS USED IN THIS PROSPECTUS



                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


[GRAPHIC APPEARS HERE]




                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.



[GRAPHIC APPEARS HERE]




                FOR MORE INFORMATION



                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.


 The Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS. Money market instruments include short-term DEBT SECURITIES that are either government guaranteed or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.


 This makes these Funds best suited for investors who are looking for a low risk investment with stability of principal, or have short-term investment needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.


 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.


 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.


[NATIONS FUND LOGO APPEARS HERE]

WHAT'S INSIDE
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]




                BANC OF AMERICA ADVISORS, INC.



                (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.


[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 BAAI AND TRADESTREET
                 STARTING ON PAGE 0.



                THE MONEY MARKET FUNDS SEEK TO PROVIDE INCOME WHILE PROTECTING YOUR INVESTMENT BY INVESTING IN MONEY MARKET INSTRUMENTS.


[GRAPHIC APPEARS HERE]
About the funds


Money Market Funds
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18

[GRAPHIC APPEARS HERE]
    About your investment




INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          20
  How selling agents are paid                                    27
  Distributions and taxes                                        28
------------------------------------------------------   --
FINANCIAL HIGHLIGHTS                                             30
------------------------------------------------------   --
TERMS USED IN THIS PROSPECTUS                                    31
------------------------------------------------------   --
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]




                ABOUT THE SUB-ADVISER



                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 0.



[GRAPHIC APPEARS HERE]




                LIMITS ON INVESTMENTS



                THIS FUND, LIKE ALL MONEY MARKET FUNDS, MUST COMPLY WITH RULE 2A-7 UNDER THE 1940 ACT, WHICH SETS OUT CERTAIN LIMITS ON INVESTMENTS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Prime Fund


[GRAPHIC APPEARS HERE]




        INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.



[GRAPHIC APPEARS HERE]




        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.


 These instruments consist primarily of:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term CORPORATE OBLIGATIONS, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or debt instruments backed by, the securities and other assets owned by these issuers

  o GUARANTEED INVESTMENT CONTRACTS

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by FIRST-TIER SECURITIES or U.S. GOVERNMENT OBLIGATIONS

  o other INVESTMENT COMPANY SECURITIES


 The Fund may also invest in other money market funds, consistent with its investment objective and strategies, and in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.


 The Fund will only buy first-tier securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes reviewing global economic conditions, as well as the direction of interest rates.

  o Technical analysis includes looking for yield and sector opportunities, and evaluating changes in the supply of the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.




[GRAPHIC APPEARS HERE]





                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]




        RISKS AND OTHER THINGS TO CONSIDER

        Nations Prime Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY NATIONSBANK, N.A., (NATIONSBANK), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.



[GRAPHIC APPEARS HERE]




        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[CHART APPEARS HERE]


 00%       00%       00%        00%      00%        00%      00%
-----------------------------------------------------------------
1900      1900       1900      1900      1900      1900      1900

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


        Best -- 0 quarter 1900:                     0%
        Worst -- 0 quarter 1900:                    0%
        Year-to-date return as of 00:             .00%
        7-day yield as of December 31, 1998:     0.00%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                  1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%
  [benchmark]      0.00%        0.00%       0.00%
  [benchmark description]


[GRAPHIC APPEARS HERE]





                THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.











[GRAPHIC APPEARS HERE]





                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]




        WHAT IT COSTS TO INVEST IN THE FUND



                                                    Daily
Fees you pay directly                               Shares
        Maximum sales charge (load)
        when you buy your shares                     none
        Maximum deferred sales charge (load)
        when you sell your shares                    none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)

        Management fees                              0.00%
        Distribution (12b-1) and service fees        0.00%
        Other expenses                               0.00%
        Total annual fund operating expenses         0.00%

      (1)The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Daily Shares. There is no guarantee that these waivers and reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Daily Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                  1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]




                ABOUT THE SUB-ADVISER



                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 0.



[GRAPHIC APPEARS HERE]




                LIMITS ON INVESTMENTS



                THIS FUND, LIKE ALL MONEY MARKET FUNDS, MUST COMPLY WITH RULE 2A-7 UNDER THE 1940 ACT, WHICH SETS OUT CERTAIN LIMITS ON INVESTMENTS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Treasury Fund


[GRAPHIC APPEARS HERE]


        INVESTMENT OBJECTIVE

        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.



[GRAPHIC APPEARS HERE]




        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.


 These instruments include U.S. TREASURY OBLIGATIONS, and REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.


 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.


 The Fund will only buy first-tier securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes reviewing global economic conditions, as well as the direction of interest rates.

  o Technical analysis includes looking for yield and sector opportunities, and evaluating changes in the supply of the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.



[GRAPHIC APPEARS HERE]



                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]


        RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY NATIONSBANK, N.A., (NATIONSBANK), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.



[GRAPHIC APPEARS HERE]




        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[CHART APPEARS HERE]

00%    00%    00%    00%    00%     00%    00%
-----------------------------------------------
1900   1900   1900  1900    1900    1900   1900


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


        Best -- 0 quarter 1900:                     0%
        Worst -- 0 quarter 1900:                    0%
        Year-to-date return as of 00:               0%
        7-day yield as of December 31, 1998:     0.00%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                     1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%
  [benchmark]      0.00%        0.00%       0.00%

        [benchmark description]

[GRAPHIC APPEARS HERE]





                THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.











[GRAPHIC APPEARS HERE]





                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC APPEARS HERE]




        WHAT IT COSTS TO INVEST IN THE FUND



                                                    Daily
Fees you pay directly                               Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)
        Management fees                           0.00%
        Distribution (12b-1) and service fees     0.00%
        Other expenses                            0.00%
        Total annual fund operating expenses      0.00%

      (1)The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Daily Shares. There is no guarantee that these waivers and reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Daily Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


     If you sold all your shares at the end of the period, your costs would be:


                    1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]




                ABOUT THE SUB-ADVISER



                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 0.



[GRAPHIC APPEARS HERE]




                LIMITS ON INVESTMENTS



                THIS FUND, LIKE ALL MONEY MARKET FUNDS, MUST COMPLY WITH RULE 2A-7 UNDER THE 1940 ACT, WHICH SETS OUT CERTAIN LIMITS ON INVESTMENTS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.




[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

 Nations Government Money Market Fund


[GRAPHIC APPEARS HERE]




        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.



[GRAPHIC APPEARS HERE]




        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality money market instruments, that at the time of investment, have remaining maturities of 397 days or less.


 These instruments consist primarily of U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in other money market funds, consistent with its investment objective and policies.


 The Fund will only buy FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes reviewing global economic conditions, as well as the direction of interest rates.

  o Technical analysis includes looking for yield and sector opportunities, and evaluating changes in the supply of the instruments in which the Fund may invest.

  o   Security analysis includes evaluating the credit quality of an instrument.



[GRAPHIC APPEARS HERE]




        RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Money Market Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY NATIONSBANK, N.A., (NATIONSBANK), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]





                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]




        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[CHART APPEARS HERE]

00%    00%    00%    00%    00%     00%    00%
-----------------------------------------------
1900   1900   1900  1900    1900    1900   1900



        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


        Best: -- 0 quarter 1900:                    0%
        Worst: -- 0 quarter 1900:                   0%
        Year-to-date return as of 0:                0%
        7-day yield as of December 31, 1998:     0.00%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                     1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%
  [benchmark]      0.00%        0.00%       0.00%

        [benchmark description]

[GRAPHIC APPEARS HERE]





                THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.











[GRAPHIC APPEARS HERE]





                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC APPEARS HERE]




        WHAT IT COSTS TO INVEST IN THE FUND



                                                    Daily
Fees you pay directly                               Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)
        Management fees                           0.00%
        Distribution (12b-1) and service fees     0.00%
        Other expenses                            0.00%
        Total annual fund operating expenses      0.00%

      (1)The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Daily Shares. There is no guarantee that these waivers and reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

     o  you invest $10,000 in Daily Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.


     If you sold all your shares at the end of the period, your costs would be:


                    1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]




                ABOUT THE SUB-ADVISER



                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 0.



[GRAPHIC APPEARS HERE]




                LIMITS ON INVESTMENTS



                THIS FUND, LIKE ALL MONEY MARKET FUNDS, MUST COMPLY WITH RULE 2A-7 UNDER THE 1940 ACT, WHICH SETS OUT CERTAIN LIMITS ON INVESTMENTS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Tax Exempt Fund


[GRAPHIC APPEARS HERE]




        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.



[GRAPHIC APPEARS HERE]




        PRINCIPAL INVESTMENT STRATEGIES

        The Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.


 The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be HIGH QUALITY.


     The Fund may invest up to 20% of its assets in:

  o  private activity bonds

  o  taxable money market instruments, including REPURCHASE AGREEMENTS


 The Fund may also invest in instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.


 The Fund will only buy FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

     o Economic analysis includes reviewing global economic conditions, as well as the direction of interest rates.

     o Technical analysis includes looking for yield and sector opportunities, and evaluating changes in the supply of the instruments in which the Fund may invest.

     o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

[GRAPHIC APPEARS HERE]




                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.




[GRAPHIC APPEARS HERE]





                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]




        RISKS AND OTHER THINGS TO CONSIDER

        Nations Tax Exempt Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY NATIONSBANK, BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

     o TAX CONSIDERATIONS -- Most of the income paid by the Fund is interest from municipal securities, which is generally free from federal income tax, but generally subject to state and local taxes. The Fund may also pay income from other kinds of securities, which is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.



[GRAPHIC APPEARS HERE]




        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[CHART APPEARS HERE]

00%    00%    00%    00%    00%     00%    00%
-----------------------------------------------
1900   1900   1900  1900    1900    1900   1900


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


        Best -- 0 quarter 1900:                     0%
        Worst -- 0 quarter 1900:                    0%
        Year-to-date return as of 00:               0%
        7-day yield as of December 31, 1998:     0.00%

[GRAPHIC APPEARS HERE]


                THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.



[GRAPHIC APPEARS HERE]


                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                     1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%
  [benchmark]      0.00%        0.00%       0.00%

        [benchmark description]



[GRAPHIC APPEARS HERE]




        WHAT IT COSTS TO INVEST IN THE FUND



                                                    Daily
Fees you pay directly                               Shares
        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge (load)
        when you sell your shares                none

Ongoing fees and expenses deducted from the Fund's assets

        (the Fund's operating expenses) (1)
        Management fees                           0.00%
        Distribution (12b-1) and service fees     0.00%
        Other expenses                            0.00%
        Total annual fund operating expenses      0.00%

      (1)The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Daily Shares. There is no guarantee that these waivers and reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

         o  you invest $10,000 in Daily Shares of the Fund

         o  your investment has a 5% return each year

         o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                    1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

[GRAPHIC APPEARS HERE]


         OTHER IMPORTANT INFORMATION



 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY NATIONSBANK, N.A. (NATIONSBANK), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF NATIONSBANK AND BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

     o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

     o  must maintain an average dollar-weighted maturity of 90 days or less.

     o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days.

     o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or SECOND-TIER SECURITIES.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.


        All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.


        A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC APPEARS HERE]




                BANC OF AMERICA ADVISORS, INC.



                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC APPEARS HERE]




         HOW THE FUNDS ARE MANAGED



 INVESTMENT ADVISER
 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family (Nations Funds).


 BAAI is a registered investment adviser. It's a wholly owned subsidiary of NationsBank, which is owned by BankAmerica Corporation.


 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.


 BAAI has agreed to waive fees or reimburse expenses for certain Funds until August 1, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.


 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:



     ANNUAL INVESTMENT ADVISORY FEE,
     AS A % OF AVERAGE DAILY NET ASSETS


                                            Maximum     Actual fee
                                            advisory     paid last
                                              fee       fiscal year
  Nations Prime Fund                       0.00        0.00
  Nations Treasury Fund                    0.00        0.00
  Nations Government Money Market Fund     0.00        0.00
  Nations Tax Exempt Fund                  0.00        0.00

[GRAPHIC APPEARS HERE]


                TRADESTREET INVESTMENT
                ASSOCIATES, INC.



                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255



[GRAPHIC APPEARS HERE]



                STEPHENS INC.



                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201


[GRAPHIC APPEARS HERE]


                FIRST DATA INVESTOR
                SERVICES GROUP, INC.



                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.


 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of NationsBank. Its management expertise covers all major domestic asset classes.


 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.


 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.


Fund                                       TradeStreet Team
  Nations Prime Fund                       Taxable Money Market Management Team
  Nations Treasury Fund                    Taxable Money Market Management Team
  Nations Government Money Market Fund     Taxable Money Market Management Team
  Nations Tax Exempt Fund                  Tax-Exempt Money Market Management Team

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.


 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. BAAI and Stephens receive a combined monthly fee of 0.10% from the Funds for their services, based on the annual rate of the average daily net assets of the Funds, as well as certain out of pocket expenses.


 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]


                WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.


                IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT
                1.800.321.7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.


                YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.


[GRAPHIC APPEARS HERE]


         BUYING, SELLING AND EXCHANGING SHARES



 You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Daily Shares.


 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.


 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.


 The table below summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages.


 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                         Ways to
                       buy, sell or             How much you can buy,
                         exchange                 sell or exchange                           Other things to know
                    ----------------- ---------------------------------------- ------------------------------------------------
Buying shares       In a lump sum     minimum initial investment:              There is no limit to the
                                                                               amount you can invest
                                      o $1,000 for regular accounts            in Daily Shares.
                                      o $500 for traditional IRA accounts
                                      o $250 for non-working spousal IRAs
                                      o $250 for certain fee-based accounts
                                      o no minimum for certain retirement
                                      plan accounts like 401(k) plans and
                                      SEP accounts, but other restrictions
                                      apply.
                                      minimum additional investment:
                                      o $100 for all accounts
-------------------------------------------------------------------------------------------------------------------------------
                     Using our         minimum initial investment:              You can buy shares monthly, twice a month or
                    Systematic        o $100                                    quarterly, using automatic transfers from your
                    Investment Plan   minimum additional investment:            bank account.
                                      o $50
-------------------------------------------------------------------------------------------------------------------------------
Selling shares      In a lump sum     o you can sell up to $50,000 of your      We usually send you or your selling agent the
                                        shares by telephone, otherwise there    sale proceeds on the same day that we receive
                                        are no limits to the amount you can     your order.
                                        sell
                                      o other restrictions may apply to
                                        withdrawals from retirement plan
                                        accounts
-------------------------------------------------------------------------------------------------------------------------------
                     Using our        o minimum $25 per withdrawal              Your account balance must be at least $10,000
                    Automatic                                                   to set up the plan. You can make withdrawals
                    Withdrawal Plan                                             monthly, twice a month or quarterly. We'll send
                                                                                your money by check or deposit it directly to
                                                                                your bank account.
-------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   In a lump sum     o minimum $1,000 per exchange             You can exchange Daily Shares of a money
                                                                                market fund for Daily Shares of other money
                                                                                market funds, or for Investor C Shares of all
                                                                                other Nations Funds, except money market
                                                                                funds.
-------------------------------------------------------------------------------------------------------------------------------
                     Using our        o minimum $25 per exchange                You must already have an investment in the
                     Automatic                                                  Funds you want to buy and sell. You can make
                     Exchange                                                   exchanges monthly or quarterly.
                     Feature

[GRAPHIC APPEARS HERE]



                A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.


                THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

  HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its NET ASSET VALUE PER SHARE. We calculate net asset value per share at the following times:

  o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

  o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund


 First, we calculate the net ASSET VALUE for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.


 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.


 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.


 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund on a business day will receive that day's net asset value per share.


 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We and Stephens may refuse any order. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]


        BUYING SHARES


        Here are some general rules for buying shares:

          o We'll process your order only if we receive payment in federal funds by 4:00 p.m. on the business day Stephens, First Data or their agents receive the order. Otherwise, we'll cancel your order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We don't issue certificates.


        MINIMUM INITIAL INVESTMENT
        The minimum initial amount you can buy is usually $1,000.


        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

          o   $500 for traditional Individual Retirement Accounts (IRAs)

          o   $250 for non-working spousal IRAs

          o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

          o   $100 for Systematic Investment Plans described below

          o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Method Plans for Employees (SIMPLE
              IRAs), salary reduction-Individual Retirement Accounts (SAR-IRAs) or other similar kinds of accounts. However, the value of your account must be at least $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account. Otherwise, we may sell the shares in your account if we give you 60 days notice in writing.

[GRAPHIC APPEARS HERE]


                 FOR MORE INFORMATION
                 ABOUT TELEPHONE ORDERS,
                 SEE PAGE 0.

     MINIMUM ADDITIONAL INVESTMENT
        You can make additional purchases of as little as $100, or $50 if you buy shares through our Systematic Investment Plan.
 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

     o     You can buy shares twice a month, monthly or quarterly.

     o You can choose to have us transfer your money on or about the 15th or the last day of the month.

     o Some exceptions may apply to employees of NationsBank and its affiliates, and to plans set up before August , 1997. For details, please contact your investment professional.



[GRAPHIC APPEARS HERE]


        SELLING SHARES


        Here are some general rules for selling shares:

      o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you on the same business day that Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

      o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account on the same business day that the Fund receives your order.

      o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

      o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

      o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

      o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

      o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

[GRAPHIC APPEARS HERE]


                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

        We may sell your shares:

      o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

      o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

      o       under certain circumstances allowed under the 1940 Act.

      AUTOMATIC WITHDRAWAL PLAN

      The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

      o       Your account balance must be at least $10,000 to set up the plan.

      o If you set up the plan after you've opened your account, your signature must be guaranteed.

      o You can choose to have us transfer your money on or about the 15th or 25th of the month.

      o We'll send you a check or deposit the money directly to your bank account.

      o You can cancel the plan by giving your selling agent or us 30 days notice in writing.


 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.


[GRAPHIC APPEARS HERE]


        EXCHANGING SHARES


        You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.


        Here's how exchanges work:

          o [You can exchange Daily Shares of a money market fund for Daily Shares of other money market funds, or for Investor C Shares of all other Nations Funds, except money market funds.]

          o   You must exchange at least $1,000.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a share class that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o An exchange is treated the same as a sale of shares for federal income tax purposes, which means you may realize a CAPITAL GAIN or LOSS on the Fund you're making the exchange from. You may not be able to deduct any capital losses if you exchange shares within 90 days of buying them.

          o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

          o You must maintain a current value of $1,000 of any Daily Shares you receive from an exchange of Investor C Shares.

 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Daily Shares every month or every quarter. You can contact your investment professional or us to set up the plan.


 Here's how automatic exchanges work:

          o Send your request to First Data in writing or call [First Data's telephone number].

          o You must already have an investment in the Funds you want to buy and sell.

          o You can choose to have us transfer your money on or about the 15th or the last day of the month.

          o  The rules for making exchanges apply to automatic exchanges.

[GRAPHIC APPEARS HERE]


                THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.


                YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC APPEARS HERE]

         HOW SELLING AGENTS ARE PAID



 Your selling agent may receive compensation in a number of ways when you invest in the Funds. The kind and amount of the compensation depends on which share class you choose.


 Selling agents may pay a portion of their compensation to their investment professionals, under their own arrangements.


  DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

 Selling agents may receive annual distribution (12b-1) and shareholder servicing fees to cover the costs of selling shares and providing services to investors.


 The maximum annual distribution (12b-1) fee is 0.45% of the average daily net assets of a Fund. The maximum annual shareholder servicing fee is 0.25% of the average daily net assets of a Fund.


 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.


 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.


     OTHER COMPENSATION

   Selling agents may also receive:

  o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

  o an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Shares to retirement plans

  o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise


 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving [Banc of America Investments, Inc.,] an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.


 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan. Stephens may cancel any compensation program at any time.


 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

[GRAPHIC APPEARS HERE]


                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.


                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.


                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC APPEARS HERE]


         DISTRIBUTIONS AND TAXES



  ABOUT DISTRIBUTIONS
  A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares. This is called a distribution.


 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.


 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.

 Distributions are paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before they are sold.


 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.


 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.


 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

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                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY
                AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


[GRAPHIC APPEARS HERE]




                 FOR MORE INFORMATION ABOUT
                 TAXES, PLEASE SEE THE SAI.

 [If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes [and distributes] the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains. -Does this paragraph apply to these funds?]


 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income, [including net foreign currency gains] and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders [may be] able to exclude a portion of these distributions from their taxable income.


 The Funds do not expect to realize any net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), and therefore, do not expect to make any distributions of capital gains.


 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid on December 31 of the first year.


 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


 NATIONS TAX EXEMPT FUND
 Distributions of tax-exempt interest income are generally free from federal income tax, but may be taxable under state or local law, even though a large portion of the distribution may come from interest on tax-exempt investments, which if realized directly, would be exempt from these taxes.


 Tax exempt-interest income distributions may be treated by shareholders as items of interest excludable from their federal gross income under section 103(a) of the tax code, unless that exclusion is disallowed for the shareholder. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income. The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions would be generally subject to tax.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you're otherwise subject to backup withholding.


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.


 [TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.
 -Does this paragraph apply to these Funds?]



[GRAPHIC APPEARS HERE]

         FINANCIAL HIGHLIGHTS


 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.


     [financial highlights tables for each Fund here]

                [indexes to be added once benchmarks are provided for the money market funds and any other outstanding fixed income and money market modules]


[GRAPHIC APPEARS HERE]


         TERMS USED IN THIS PROSPECTUS


 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.


 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.


 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.


 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.


 COMMERCIAL PAPER - a money market instrument issued by a large company.


 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.


 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.


 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.


 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.


 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.


 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.


 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.


 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.


 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.


 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.


 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.


 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.


 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.


 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.


 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.


 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.


 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.


 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.


 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.


 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.


 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.


 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.


 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.


 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.


 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.


 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.


 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.


 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.


 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.


 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.


 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.


 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.


 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.


 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.


 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.


 [Are any trademarking/disclosure footnotes required for Lehman or Merrill Lynch indexes?]

[GRAPHIC APPEARS HERE]


         WHERE TO FIND MORE INFORMATION


 You'll find more information about the Money Market Funds in the following documents:



[GRAPHIC APPEARS HERE]


        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.



[GRAPHIC APPEARS HERE]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).


        You can obtain a free copy of these documents by contacting Nations
        Funds:


        By telephone: 1.800.321.7854


        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255


        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND


        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.


        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV


[NATIONS FUNDS LOGO APPEARS HERE]
INVESTMENTS FOR A LIFETIME(TM)




SEC file numbers: --
[Nations Fund Trust, 811-04305]
[Nations Fund, Inc., 811-04614]


NF-00000-8/99

                               NATIONS FUND, INC.
                           FILE NOS. 33-4038; 811-4614

                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

(a)  Financial Statements:

     Included in Part A:

           Per Share Income and Capital Changes

     Included in Part B:

           Audited financial statements for Nations Prime Fund, Nations Treasury Fund, Nations International Equity Fund, Nations Equity Income Fund, Nations International Growth Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund and Nations Government Securities
           Fund:

           Schedule of Investments for March 31, 1998 Statements of Assets and Liabilities for March 31, 1998 Statements of Operations for the fiscal year ended March 31, 1998
           Statements of Changes in Net Assets for the fiscal year ended March
             31, 1998 and the fiscal period ended March 31, 1997
           Schedule of Capital Stock Activity for the fiscal year ended March 31, 1998 Notes to Financial Statements Report of Independent Accountants, dated May 28, 1998

Included in Part C:

           Consent of Independent Accountants


(b)  Exhibits

     Exhibit
     Number
     ------

      (1)(a) Articles of Incorporation dated December 9, 1983 and filed December 13, 1983, are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(b) Articles of Amendment dated March 10, 1986 and filed March 11, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(c) Articles of Amendment dated July 31, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(d) Articles Supplementary dated July 31, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(e) Articles of Amendment dated October 4, 1989 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(f) Articles Supplementary dated November 30, 1989 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(g) Articles Supplementary dated March 26, 1991 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(h) Articles Supplementary dated April 15, 1992 and filed April 24, 1992, are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(i) Articles Supplementary filed September 22, 1992 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(j) Articles Supplementary dated February 18, 1993 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(k) Articles Supplementary dated July 9, 1993 and filed July 12, 1993 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(l) Articles Supplementary dated March 21, 1994 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(m) Articles Supplementary filed December 21, 1994 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(n) Articles Supplementary dated March 18, 1996 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (1)(o) Articles Supplementary dated March 1, 1998 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

      (l)(p) Articles Supplementary dated October 7, 1998 are incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (2)(a) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 36, filed June 1, 1998.

      (3)      None.

      (4)(a)   Specimen copy of share certificates, shall be filed by amendment.

      (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc ("NBAI") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

      (5)(b) Sub-Investment Advisory Agreement between TradeStreet Investment Associates, Inc. ("TradeStreet") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

      (5)(c) Sub-Advisory Agreement between Gartmore Global Partners ("Gartmore") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

      (5)(d) Sub-Advisory Agreement between Boatmen's Capital Management, Inc. ("Boatmen's") and Registrant are incorporated by reference to Post-Effective Amendment No. 36, filed June 1, 1998.

      (5)(e) Sub-Advisory Agreement between Brandes Investment Partners, L.P. and Registrant are incorporated by reference to Post-Effective Amendment No. 36, filed June 1, 1998.

      (6)(a) Distribution Agreement between Registrant and Stephens Inc. dated March 31, 1993, is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (7)      None.

      (8)(a) Custody Agreement between Registrant and The Bank of New York dated, October 19, 1998 is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (8)(b) Global Custody Agreement between the Registrant, on behalf of Nations International Equity Fund, and Morgan Guaranty Trust Company of New York is incorporated by reference to post-Effective Amendment No. 2, filed September 28, 1995.

      (9)(a) Transfer Agency Agreement between Registrant and NCNB Texas National Bank, dated October 1, 1991, relating to Institutional Classes (currently known as Primary Shares), is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(b) Transfer Agency and Registrar Agreement, dated June 1, 1992, between Registrant and The Shareholder Servicing Group, Inc., relating to Investor Shares, is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(c) Amendment No. 1 dated February 3, 1993, to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares of the Company, is incorporated by reference to Post-Effective Amendment No. 20, filed March 26, 1993.

      (9)(d) Amendment No. 2 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the addition of the Investor C Shares to the Money Market Funds of the Company, is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.


      (9)(e) Shareholder Services Plan relating to the Primary B Shares, is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(f) Form of Shareholder Servicing Agreement, relating to the Primary B Shares, is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(g) Shareholder Servicing Plan for Investor A Shares incorporated by reference to Post-Effective Amendment No. 21, is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(h) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 21 is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(i) Amended and Restated Shareholder Servicing Plan for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(j) Forms of Shareholder Servicing Agreement for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds are incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(k) Shareholder Servicing Plan for Investor C Shares of the Money Market Funds and Investor B Shares (formerly Investor N Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(l) Forms of Shareholder Servicing Agreement for Investor C Shares of the Money Market Funds and Investor B Shares (formerly Investor N Shares) of the Non-Money Market Funds are incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (9)(m) Shareholder Administration Agreement for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

      (9)(n) Cross-Indemnification dated June 27, 1995 between the Company, Nations Fund Trust and Nations Fund Portfolios, Inc. are incorporated by reference to Post-Effective Amendment No.
               39 filed on November 5, 1998.

      (10)     Opinion and Consent of Counsel to be filed by amendment.

      (11) Consent of Independent Accountants -- PriceWaterhouseCoopers LLP to be filed by amendment.

      (12)     None.

      (13)     None.

      (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Amendment No. 20, filed March 26, 1993.

      (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1, relating to Investor A Shares, is incorporated by reference to Post-Effective Amendment No.
               39 filed on November 5, 1998.

      (15)(b) Form of Sales Support Agreement, relating to Investor A Shares is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (15)(c) Amended and Restated Distribution Plan, relating to Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (15)(d) Form of Sales Support Agreement relating to Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (15)(e) Distribution Plan relating to the non-money market funds' Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (15)(f) Form of Sales Support Agreement, relating to non-money market funds' Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 39 filed on November 5, 1998.

      (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

      (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

      (16)(b) Schedules for Computation of Primary B Shares, shall be filed by amendment.

      (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

      (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

      (16)(e) Schedules for Computation of Investor N Shares (formerly Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

      (17)     N/A

      (18) Revised Form of Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 40, filed November 17, 1998.

      (19) Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas S. Word, Jr.., William H. Grigg, James Ermer, Thomas F. Keller, Richard H. Rose and Peter Meenan, are incorporated by reference to Post-Effective Amendment No. 15, filed December 23, 1992.

Item 25.   Persons Controlled By or Under Common Control With Registrant

           Registrant is controlled by its Board of Directors.

        Item 27.                         Indemnification

        Under the terms of the Maryland Corporation Law and the Registrant's Charter and By-Laws, incorporated by reference as Exhibits (1) and 2(a) hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for, respectively, in the
       Registrant's:

       1.  Administration Agreement with Stephens Inc.;

       2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

       3.  Distribution Agreement with Stephens;

       4.  Custody Agreement with Bank of New York;

       5.  Transfer Agency Agreement with NationsBank; and

       6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

       The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") and Nations Portfolios, Inc. ("Portfolios") dated June 27, 1995. The Trust and/or the Portfolios will indemnify and hold harmless the Company against any losses, claims, damages or liabilities, to which the Company may become subject, under the Securities Act of 1933 (the "Act") and the 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company by the Trust and/or Portfolios expressly for use therein; and will reimburse the Company for any legal or other expenses reasonably incurred by the Company in connection with investigating or defending any such action or claim; provided, however, that the Trust and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust and/or Portfolios by the Company expressly for use in the Offering Documents.

       Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

       Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

       Insofar as indemnification for liability arising under the Act may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Advisers

       To the knowledge of the Registrant, none of the directors or officers of NBAI, TradeStreet or Gartmore except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI, TradeStreet or Gartmore or other subsidiaries of NationsBank Corporation.

        (a) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

        (b) TradeStreet performs investment sub-advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

        (c) Gartmore performs investment sub-advisory services for Registrant and certain other customers. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Gartmore with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-88811).

        (d) Boatmen's performs investment sub-advisory services for the Registrant (and certain other customers). Boatmen's is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Boatmen's with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54630).

        (d) Brandes performs investment sub-advisory services for the Registrant (and certain other customers). Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Brandes with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-24896).


Item 29.   Principal Underwriters

(a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Nations Fund Trust, Nations Annuity Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Funds, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

(b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

(c)     Not applicable.



Item 30.   Location of Accounts and Records

(1) NationsBank, 901 Main Street Dallas, Texas 75202 (records relating to its function as custodian for Nations Prime, Nations Treasury, Nations Government Securities and Nations Equity Income Funds, and records relating to its function as transfer agent for the Primary A and B Shares).

(2) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as investment adviser).

(3) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

(4) Gartmore, Gartmore House, 16-18 Monument Street, London EC3R 8AJ, England (records relating to its functions as sub-adviser for Nations International Equity Fund).

(5) Brandes, 12750 High Bluff Drive, San Diego, California 92130 (records relating to its function as sub-adviser to Nations International Value
       Fund).

(6) Boatmen's, 100 North Broadway, St. Louis, Missouri 63102 (records relating to its function as sub-adviser to Nations U.S. Government Bond
       Fund).

(7) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as distributor).

(8) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

(9) First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator and Transfer Agent.

(10) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent for the Primary A and B Shares).

(11) The Bank of New York, Avenue des Arts, 35 1040 Brussels, Belgium (records relating to its function as custodian of Nations International Equity
       Fund).

(12) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as custodian)

  Item 31. Inapplicable.




Item 32.   Undertakings

(a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a director or directors when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, relating to shareholder communications.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 29th day of April, 1999.

                                           NATIONS FUND, INC.

                                           By:                  *
                                                -----------------------------
                                                    A. Max Walker
                                                    President and Chairman
                                                    of the Board of Directors

                                           By:  /s/ Richard H. Blank, Jr.
                                                -----------------------------
                                                    Richard H. Blank, Jr.
                                                    *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                            TITLE                          DATE
       ----------                            -----                          ----
                *                          President and Chairman      April 29, 1999
-------------------------------            of the Board of Directors
(A. Max Walker)                           (Principal Executive Officer)



 /s/ Richard H. Blank, Jr.                 Treasurer and Secretary      April 29, 1999
------------------------------             (Principal Financial and
(Richard H. Blank, Jr.)                      Accounting Officer)


                *                          Director                    April 29, 1999
------------------------------
(Edmund L. Benson, III)

                *                          Director                    April 29, 1999
------------------------------
(James Ermer)

                *                          Director                    April 29, 1999
------------------------------
(William H. Grigg)

                *                          Director                    April 29, 1999
------------------------------
(Thomas F. Keller)

                *                          Director                    April 29, 1999
------------------------------
(Carl E. Mundy, Jr.)

                *                          Director                    April 29, 1999
------------------------------
(Charles B. Walker)

                *                          Director                    April 29, 1999
------------------------------
(Thomas S. Word)

                *                          Director                    April 29, 1999
------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact